Expense Example - Federated Hermes International Bond Strategy Portfolio - Federated Hermes International Bond Strategy Portfolio	Jan. 31, 2021 USD ($)
Expense Example:
1 Year	$ 3
3 Years	10
5 Years	17
10 Years	$ 39